Notes Payable - Senior Secured Convertible Promissory Notes and Warrants (Details) - USD ($)					6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2022	Nov. 06, 2020	Oct. 29, 2020	Oct. 26, 2020	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable
Proceeds from issuance of convertible promissory notes, net of fees						$ 1,240,970
Carrying value of the senior secured convertible notes
Principal value of convertible notes								$ 3,102,532
Original issue discount								(2,550,780)
Notes Payable as of December 31, 2020								$ 611,641
Common stock purchase warrants
Notes Payable
Number of warrants issued								1,034,176
Warrants outstanding								517,088
Warrants term								5 years
Common stock warrants
Notes Payable
Warrants outstanding								517,088
2022 Notes
Notes Payable
Principal balance					$ 1,500,000	1,500,000
Original issue discount					200,000	$ 200,000
Proceeds from issuance of convertible promissory notes, net of fees					$ 1,200,000
Interest rate per annum					10.00%	10.00%
Conversion price (per share)	$ 4.20				$ 7.00	$ 7.00
Percent of offering price	80.00%				80.00%
Number of warrants issued					195,140	195,140
Warrants outstanding							0
Warrants term					5 years	5 years
Carrying value of the senior secured convertible notes
Principal value of convertible notes								$ 3,102,532
Original issue discount								(172,500)
Discount resulting from allocation of proceeds to warrant liability								(2,488,544)
Discount resulting from beneficial conversion feature								(462,920)
Amortization of discount								551,752
Loss on issuance of debt								53,541
Loss on extinguishment of debt								23,284
Change in fair value of derivative								4,496
Notes Payable as of December 31, 2020								611,641
Shares converted							1,137,594
Interest expense							$ 2,600,000
Gain related to contingent interest feature							$ 60,000
October 26,2020
Notes Payable
Principal balance				$ 2,250,000
Original issue discount				172,500
Proceeds from issuance of convertible promissory notes, net of fees				$ 2,077,500
Interest rate per annum				10.00%
Interest if not consummated a Qualified Offering (in percent)				15.00%
Conversion price (per share)				$ 3.00
Percent of offering price				90.00%
Carrying value of the senior secured convertible notes
Principal value of convertible notes								2,250,000
Original issue discount								(1,843,151)
Notes Payable as of December 31, 2020								450,295
October 29, 2020
Notes Payable
Principal balance			$ 750,000
Interest rate per annum			10.00%
Interest if not consummated a Qualified Offering (in percent)			15.00%
Conversion price (per share)			$ 3.00
Percent of offering price			90.00%
Carrying value of the senior secured convertible notes
Principal value of convertible notes								750,000
Original issue discount								(620,548)
Notes Payable as of December 31, 2020								143,922
November 6, 2020
Notes Payable
Principal balance		$ 102,500
Interest rate per annum		10.00%
Interest if not consummated a Qualified Offering (in percent)		15.00%
Conversion price (per share)		$ 3.00
Percent of offering price		90.00%
Carrying value of the senior secured convertible notes
Principal value of convertible notes								102,532
Original issue discount								(87,082)
Notes Payable as of December 31, 2020								$ 17,424